Stock Options - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	0
Option outstanding	0	0	10,000
2000 Stock Option Plan and Stock Appreciation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares under stock option plan authorized for issuance		225,000
Stock options, vesting period		3 years
Options outstanding under the plan expired		April 12, 2013
Options granted		0
2000 Stock Option Plan and Stock Appreciation Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, expiration period		10 years
2014 Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares under stock option plan authorized for issuance		375,000
Options granted		0